September 8, 2003



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549

Re: Transamerica Separate Account VA-8 of Transamerica Life Insurance and Annuity Company (File No. 333-32664)

Dear Commissioners:

On behalf of Transamerica Separate Account VA-8 of Transamerica Life Insurance and Annuity Company ("separate account"), incorporated by reference are the Semi-Annual Reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"). The funds are as follows:


3AEGON/Transamerica Capital Guardian Global
AEGON/Transamerica Capital Guardian Value
AEGON/Transamerica Federated Growth & Income
AEGON/Transamerica PIMCO Total Return
AEGON/Transamerica Transamerica Equity
AEGON/Transamerica Transamerica Money Market
AEGON/Transamerica Van Kampen Emerging Growth

Alger American Income & Growth

AllianceBernstein VP Growth and Income
AllianceBernstein VP Premier Growth

Dreyfus Investment Portfolios - MidCap Stock Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Variable Investment Fund - Appreciation Portfolio
Dreyfus Variable Investment Fund - Developing Leaders Portfolio

Fidelity VIP Contrafund(R) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Index 500 Portfolio

Franklin Small Cap Fund
Franklin Small Cap Value Securities Fund

Janus Aspen Series Balanced
Janus Aspen Series Worldwide Growth

MFS(R) Emerging Growth Series
MFS(R) Investors Trust Series
MFS(R) Research Series

Miller Anderson UIF Core Plus Fixed Income

Miller Anderson UIF High Yield

PIMCO Advisors VIT OpCap Managed Portfolio
PIMCO Advisors VIT OpCap Small Cap Portfolio
PIMCO VIT StocksPLUS Growth & Income

Van Kampen UIF Emerging Markets Equity

Van Kampen UIF International Magnum


These Semi-Annual Reports are for the period ending June 30, 2002 and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

Very truly yours,



David M. Goldstein
Senior Vice President

Entity: AEGON/Transamerica Capital Guardian Global - Initial Class AEGON/Transamerica Capital Guardian Value - Initial Class AEGON/Transamerica Federated Growth and Income - Initial Class AEGON/Transamerica PIMCO Total Return - Initial Class AEGON/Transamerica Transamerica Equity - Initial Class AEGON/Transamerica Transamerica Money Market - Initial Class AEGON/Transamerica Van Kampen Emerging Growth - Initial Class
File No.:         811-4419
Date of Filing:   9-9-2003
Accession No.     0001206774-03-000674
CIK:     0000778207


Entity:  Alger American Fund Income and Growth - Class O
File No.:         811-05550
Date of Filing:   9-4-2003
Accession No.     0001169232-03-005547
CIK:     0000930413


Entity:  AllianceBernstein VP Growth and Income - Class B
File No.:         811-05398
Date of Filing:  8-29-2003
Accession No.  0000936772-03-000326
CIK: 0000825316


Entity:  AllianceBernstein VP Premier Growth - Class B
File No.:         811-05398
Date of Filing:  8-29-2003
Accession No.  000936772-03-000335
CIK: 0000825316


Entity:  Dreyfus Investment Portfolios - MidCap Stock Portfolio - Initial Shares
File No.:         811-08673
Date of Filing:    8-26-2003
Accession No.     :  0001056707-03-000011
CIK:     0001056707

Entity:  The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
File No.:         811-7044
Date of Filing:    9-4-2003
Accession No.:  0000890064-03-000009
CIK:     0000890064
Entity:  Dreyfus VIF Appreciation - Initial Shares
Dreyfus VIF Developing Leaders - Initial Shares
File No.:         811-05125
Date of Filing:   9-4-2003
Accession No.     0001056707-03-000013
CIK:     0001056707

Entity:  Fidelity VIP Contrafund(R)Portfolio - Service Class 2
         Fidelity VIP Equity Income Portfolio - Service Class 2
         Fidelity VIP Index 500 Portfolio - Service Class 2
File No.:         811-03329
Date of Filing:   8-25-2003
Accession No.     0000356494-03-000029
CIK:     0000356494


Entity:  Franklin Small Cap Fund - Class 2
Franklin Small Cap Value Securities Fund - Class 2
File No.:         811-5583
Date of Filing:   8-29-2003
Accession No.     0001193125-03-043849
CIK:     0000837274

Entity:  Janus Aspen Series Balanced - Service Shares
Janus Aspen Series Worldwide Growth - Service Shares
File No.:         811-007736
Date of Filing:   8-22-2003
Accession No.     0000906185-03-000009
CIK:     0000906185

Entity:  MFS VIT Emerging Growth - Initial Class
MFS VIT Research Series - Initial Class
MFS VIT Investor Trust Series - Initial Class
File No.:         811-08326
Date of Filing:    8-25-2003
Accession No.     0000950156-03-000299
CIK:  0000918571

Entity:  Miller Anderson UIF Core Plus Fixed Income - Class 1
Miller Anderson UIF High Yield - Class 1
File No.:         811-07607
Date of Filing:   8-28-2003
Accession No.  0001047469-03-029173
CIK:  0001011378

Entity:   PIMCO Advisors VIT OpCap Managed Portfolio
PIMCO Advisors VIT OpCap Small Cap Portfolio
File No.:         811-08512
Date of Filing:   9-5-2003
Accession No.     0001047469-03-029979
CIK:     0000923185

Entity:  PIMCO VIT StocksPlus Growth and Income - Admin Class
File No.: 811-08399
Date of Filing: 9-8-2003
Accession No.:  0001193125-03-046487
CIK: 0001047304

Entity:  Van Kampen UIF Emerging Markets Equity - Class 1
Van Kampen UIF International Magnum - Class 1
File No.:         811-4419
Date of Filing:   8-28-2003
Accession No.     0001047469-03-029173
CIK:     0001011378